Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of Trade and Other Receivables

Trade and other receivables consist of the following:

	Consolidated Group
	2022 A$	2021 A$
Trade receivables, gross	1,144,456	368,285
Allowance for credit losses	(369,844)	-
Trade receivables	774,612	368,285

R&D tax incentive	371,365	-
Goods and services taxes	47,647	22,731
Services contracts	9,625	-
Other receivables	428,637	22,731
Trade and other receivables	1,203,249	391,016